LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•Freddie Mac STACR REMIC Trust Series 2021-HQA2 M1 6.02% (SOFR30A + 0.70%) 12/25/33	1,366,137	$1,364,708
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	76,136	76,210
Total Agency Collateralized Mortgage Obligations (Cost $1,442,083)		1,440,918
AGENCY MORTGAGE-BACKED SECURITIES–7.37%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,647,039	5,187,197
5.50% 3/1/53	4,784,520	4,625,510
6.00% 12/1/52	6,910,583	6,823,975
6.00% 6/1/53	3,731,361	3,683,664
Freddie Mac S.F. 15 yr 4.50% 5/1/38	7,764,833	7,442,473
Freddie Mac S.F. 20 yr 5.50% 7/1/43	3,821,794	3,734,934
Freddie Mac S.F. 30 yr
4.50% 10/1/52	3,970,332	3,646,921
5.00% 9/1/52	9,270,807	8,750,280
5.50% 11/1/52	2,567,123	2,483,362
6.00% 9/1/53	7,943,198	7,841,660
GNMA II S.F. 30 yr 5.00% 9/20/52	3,772,995	3,580,339
Total Agency Mortgage-Backed Securities (Cost $60,007,525)		57,800,315
AGENCY OBLIGATIONS–2.63%
Federal Farm Credit Banks Funding Corp. 0.21% 12/21/23	5,000,000	4,941,532
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,472,409
4.00% 2/28/25	4,220,000	4,128,742
4.20% 8/28/25	4,220,000	4,123,615
Total Agency Obligations (Cost $21,604,711)		20,666,298
CORPORATE BONDS–27.94%
Airlines–0.09%
♦United Airlines Pass-Through Trust
3.75% 3/3/28	489,701	457,953
4.00% 10/11/27	278,096	264,203
		722,156
Auto Manufacturers–0.36%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	187,593
2.90% 2/16/28	450,000	383,185
2.90% 2/10/29	280,000	229,795
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
6.95% 6/10/26	675,000	$674,173
Mercedes-Benz Finance North America LLC
5.05% 8/3/33	410,000	388,432
5.10% 8/3/28	990,000	969,518
		2,832,696
Banks–9.03%
Banco Santander SA 5.59% 8/8/28	1,000,000	978,240
μBank of America Corp.
1.84% 2/4/25	4,560,000	4,485,258
2.48% 9/21/36	2,020,000	1,469,909
2.97% 2/4/33	1,150,000	906,838
5.82% 9/15/29	445,000	439,539
5.87% 9/15/34	485,000	471,993
6.20% 11/10/28	1,315,000	1,320,939
μBank of New York Mellon Corp.
5.80% 10/25/28	150,000	149,708
5.83% 10/25/33	535,000	525,902
μBarclays PLC
6.22% 5/9/34	905,000	857,297
7.39% 11/2/28	436,000	447,319
μCitigroup, Inc. 6.17% 5/25/34	524,000	500,747
μCitizens Bank NA
4.12% 5/23/25	3,885,000	3,756,007
6.06% 10/24/25	1,410,000	1,360,422
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	627,861
Credit Agricole SA 5.51% 7/5/33	1,645,000	1,582,935
Credit Suisse AG 7.95% 1/9/25	420,000	427,427
μDeutsche Bank AG
6.72% 1/18/29	829,000	824,073
7.15% 7/13/27	640,000	644,332
Fifth Third Bancorp 3.65% 1/25/24	2,860,000	2,832,519
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	1,151,000	1,007,809
μ3.10% 2/24/33	930,000	743,727
•6.15% (SOFR + 0.81%) 3/9/27	2,705,000	2,674,127
•6.80% (TSFR03M + 1.43%) 5/15/26	4,925,000	4,955,289
μHSBC Holdings PLC 5.89% 8/14/27	410,000	404,998
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	997,816
Huntington National Bank
μ4.01% 5/16/25	2,230,000	2,173,744
μ4.55% 5/17/28	790,000	738,806
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank (continued)
5.65% 1/10/30	555,000	$522,998
μING Groep NV 6.08% 9/11/27	485,000	482,845
μJPMorgan Chase & Co.
2.55% 11/8/32	1,165,000	901,587
4.08% 4/26/26	1,040,000	1,009,284
KeyBank NA 4.15% 8/8/25	2,130,000	2,005,842
μKeyCorp 3.88% 5/23/25	1,885,000	1,817,120
•Kreditanstalt fuer Wiederaufbau 6.34% (SOFRINDX + 1.00%) 2/12/24	7,000,000	7,022,912
μMorgan Stanley
1.93% 4/28/32	115,000	85,422
2.48% 9/16/36	135,000	98,062
5.25% 4/21/34	282,000	261,831
5.42% 7/21/34	1,105,000	1,042,337
6.14% 10/16/26	4,755,000	4,759,519
6.30% 10/18/28	2,105,000	2,121,146
PNC Bank NA 3.88% 4/10/25	970,000	935,530
μPNC Financial Services Group, Inc. 5.67% 10/28/25	835,000	828,555
Popular, Inc. 7.25% 3/13/28	555,000	553,357
‡SVB Financial Group
1.80% 10/28/26	277,000	177,225
4.57% 4/29/33	690,000	433,462
Toronto-Dominion Bank 4.11% 6/8/27	266,000	251,075
μTruist Bank 2.64% 9/17/29	653,000	606,236
μTruist Financial Corp.
1.89% 6/7/29	810,000	665,172
6.12% 10/28/33	500,000	480,779
U.S. Bancorp
3.38% 2/5/24	1,895,000	1,876,901
μ4.65% 2/1/29	717,000	671,000
μ4.84% 2/1/34	505,000	444,631
μ5.73% 10/21/26	175,000	173,544
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,273,984
		70,807,937
Biotechnology–0.28%
Amgen, Inc.
5.15% 3/2/28	485,000	476,995
5.25% 3/2/30	460,000	449,414
5.25% 3/2/33	985,000	941,620
Royalty Pharma PLC 1.75% 9/2/27	400,000	341,293
		2,209,322
Chemicals–0.09%
Celanese U.S. Holdings LLC
6.05% 3/15/25	375,000	373,653
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
6.17% 7/15/27	345,000	$340,194
		713,847
Commercial Services–0.96%
ERAC USA Finance LLC 4.90% 5/1/33	445,000	418,995
GTCR W Merger Sub LLC 1.00% 9/20/30	2,000,000	1,990,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	2,200,000	2,184,975
Triton Container International Ltd. 1.15% 6/7/24	3,070,000	2,954,352
		7,548,322
Computers–0.38%
Apple, Inc. 4.30% 5/10/33	570,000	538,065
International Business Machines Corp. 3.00% 5/15/24	2,515,000	2,472,248
		3,010,313
Diversified Financial Services–2.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	3,245,000	3,086,777
2.45% 10/29/26	630,000	564,288
3.65% 7/21/27	1,530,000	1,388,830
4.63% 10/15/27	440,000	412,633
6.50% 7/15/25	365,000	365,421
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,333,229
2.88% 1/15/32	715,000	557,286
3.38% 7/1/25	400,000	379,998
μ4.13% 12/15/26	400,000	297,521
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,128,301
3.50% 11/1/27	1,945,000	1,717,391
6.25% 4/15/28	262,000	256,214
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	307,765
5.88% 7/21/28	2,173,000	2,126,573
		15,922,227
Electric–3.47%
AEP Texas, Inc. 5.40% 6/1/33	330,000	314,608
Avangrid, Inc. 3.20% 4/15/25	765,000	731,328
Berkshire Hathaway Energy Co. 3.75% 11/15/23	4,730,000	4,717,367
LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	$598,615
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	987,888
Enel Finance International NV
1.88% 7/12/28	380,000	315,056
2.25% 7/12/31	210,000	158,668
4.25% 6/15/25	765,000	742,729
Exelon Corp. 5.30% 3/15/33	415,000	395,732
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	135,000	134,802
NextEra Energy Capital Holdings, Inc.
5.75% 9/1/25	315,000	314,115
6.05% 3/1/25	1,050,000	1,051,589
NRG Energy, Inc. 3.75% 6/15/24	1,690,000	1,654,880
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,099,194
Sempra
3.30% 4/1/25	2,845,000	2,734,734
μ4.88% 10/15/25	340,000	322,145
Southern California Edison Co. 1.10% 4/1/24	5,980,000	5,840,675
Vistra Operations Co. LLC
3.55% 7/15/24	1,700,000	1,657,956
5.13% 5/13/25	2,205,000	2,148,601
6.95% 10/15/33	330,000	323,676
		27,244,358
Electronics–0.05%
Amphenol Corp. 2.05% 3/1/25	375,000	356,590
		356,590
Entertainment–0.29%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,078,476
4.05% 3/15/29	200,000	178,192
		2,256,668
Food–0.26%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	837,000	702,400
Mondelez International, Inc. 2.13% 3/17/24	1,375,000	1,351,768
		2,054,168
Health Care Products–0.20%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,545,825
		1,545,825
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.89%
HCA, Inc. 5.20% 6/1/28	305,000	$294,773
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	3,931,912
4.50% 4/15/33	2,955,000	2,734,293
		6,960,978
Insurance–1.42%
American International Group, Inc. 5.13% 3/27/33	1,450,000	1,349,166
•Athene Global Funding 6.04% (SOFRINDX + 0.70%) 5/24/24	5,580,000	5,557,052
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,214,388
		11,120,606
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	863,260
		863,260
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	538,132
2.57% 2/15/30	75,000	62,181
		600,313
Media–0.75%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.50% 2/1/24	5,600,000	5,569,777
Comcast Corp. 4.80% 5/15/33	375,000	351,803
		5,921,580
Mining–0.12%
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	930,000	908,316
		908,316
Miscellaneous Manufacturing–0.97%
Teledyne Technologies, Inc.
0.95% 4/1/24	6,765,000	6,585,337
2.25% 4/1/28	1,190,000	1,023,804
		7,609,141
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	234,495
3.28% 12/1/28	965,000	831,639
		1,066,134
Oil & Gas–0.33%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	402,429
ConocoPhillips Co. 2.40% 3/7/25	283,000	270,592
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp.
2.02% 8/16/24	720,000	$699,192
2.28% 8/16/26	310,000	286,650
Occidental Petroleum Corp. 6.13% 1/1/31	926,000	912,707
		2,571,570
Pharmaceuticals–0.63%
Becton Dickinson & Co. 3.36% 6/6/24	2,270,000	2,229,923
CVS Health Corp.
3.75% 4/1/30	510,000	450,809
5.25% 1/30/31	400,000	384,329
Eli Lilly & Co. 5.00% 2/27/26	705,000	702,320
Pfizer Investment Enterprises Pte. Ltd. 4.75% 5/19/33	970,000	916,919
Zoetis, Inc. 5.40% 11/14/25	280,000	278,799
		4,963,099
Pipelines–2.46%
Cheniere Energy Partners LP 4.50% 10/1/29	1,035,000	937,165
Enbridge, Inc. 2.50% 2/14/25	3,820,000	3,639,873
Energy Transfer LP
4.50% 4/15/24	5,000,000	4,957,136
μ6.50% 11/15/26	1,405,000	1,290,984
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	180,865
Kinder Morgan, Inc. 5.20% 6/1/33	635,000	587,327
MPLX LP
1.75% 3/1/26	405,000	367,234
4.88% 12/1/24	4,190,000	4,130,609
ONEOK, Inc.
5.65% 11/1/28	310,000	305,985
5.80% 11/1/30	415,000	406,306
6.05% 9/1/33	735,000	722,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,564,395
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	192,134
		19,282,100
Real Estate Investment Trusts–0.54%
Crown Castle, Inc.
1.05% 7/15/26	3,025,000	2,654,366
2.10% 4/1/31	215,000	164,015
VICI Properties LP 4.95% 2/15/30	1,585,000	1,450,224
		4,268,605
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.42%
Broadcom, Inc. 3.42% 4/15/33	737,000	$589,495
Entegris Escrow Corp. 4.75% 4/15/29	740,000	665,266
Microchip Technology, Inc. 0.98% 9/1/24	2,180,000	2,081,053
		3,335,814
Software–0.15%
Oracle Corp.
4.65% 5/6/30	285,000	266,527
5.80% 11/10/25	190,000	190,712
6.15% 11/9/29	405,000	411,137
Workday, Inc.
3.50% 4/1/27	120,000	111,964
3.70% 4/1/29	185,000	167,793
		1,148,133
Telecommunications–0.97%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,438,825
2.30% 6/1/27	510,000	451,578
Sprint LLC 7.13% 6/15/24	2,330,000	2,344,174
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	993,750	983,209
T-Mobile USA, Inc. 5.75% 1/15/34	435,000	424,352
		7,642,138
Transportation–0.47%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,875,000	3,673,594
		3,673,594
Total Corporate Bonds (Cost $228,307,639)		219,159,810
LOAN AGREEMENTS–4.62%
•AmWINS Group, Inc. 7.68% (SOFR CME01M + 2.25%) 2/19/28	1,959,721	1,946,140
•Aramark Services, Inc. 7.93% (SOFR CME01M + 2.50%) 4/6/28	903,715	902,360
•Asplundh Tree Expert LLC 7.17% (SOFR CME01M + 1.75%) 9/7/27	1,322,166	1,319,773
•Avantor Funding, Inc. 7.67% (SOFR CME01M + 2.25%) 11/8/27	839,368	838,227
•Calpine Construction Finance Co. LP 7.57% (SOFR CME01M + 2.25%) 1/15/25	1,870,627	1,856,598
•Castlelake Aviation Ltd. 8.42% (SOFR CME03M + 2.75%) 10/22/26	1,964,912	1,960,452
LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Charter Communications Operating LLC 7.10% (SOFR CME03M + 1.75%) 2/1/27	2,220,519	$2,216,922
•CSC Holdings LLC 9.83% (SOFR CME01M + 4.50%) 1/18/28	1,880,550	1,778,681
•DirecTV Financing LLC 10.43% (SOFR CME01M + 5.00%) 8/2/27	1,160,987	1,133,251
•Frontier Communications Corp. 9.18% (SOFR CME01M + 3.75%) 10/8/27	1,456,329	1,411,605
•Gray Television, Inc. 8.44% (SOFR CME01M + 3.00%) 12/1/28	953,000	927,984
•Horizon Therapeutics USA, Inc. 7.18% (SOFR CME01M + 1.75%) 3/15/28	1,068,263	1,066,746
•Jazz Financing Lux SARL 8.93% (SOFR CME01M + 3.50%) 5/5/28	1,184,654	1,183,505
•Lamar Media Corp. 6.92% (SOFR CME01M + 1.50%) 2/5/27	1,000,435	986,429
•Medline Borrower LP 8.68% (SOFR CME01M + 3.25%) 10/23/28	1,443,025	1,438,263
•Mileage Plus Holdings LLC 10.80% (SOFR CME03M + 5.25%) 6/21/27	750,000	778,207
•Organon & Co. 8.44% (SOFR CME01M + 3.00%) 6/2/28	847,500	844,957
•Pacific Gas & Electric Co. 8.43% (SOFR CME01M + 3.00%) 6/23/25	1,939,850	1,938,511
Parkway Generation LLC
•10.18% (SOFR CME01M + 4.75%) 2/18/29	1,982,823	1,977,549
•10.18% (SOFR CME01M + 4.75%) 2/18/29	262,069	261,371
•Pilot Travel Centers LLC 7.42% (SOFR CME01M + 2.00%) 8/4/28	868,207	866,653
•RealPage, Inc. 8.43% (SOFR CME01M + 3.00%) 4/24/28	1,034,418	1,021,488
•Setanta Aircraft Leasing Designated Activity Co. 7.65% (LIBOR03M + 2.00%) 11/5/28	2,450,000	2,447,329
•SkyMiles IP Ltd. 9.08% (SOFR CME03M + 3.75%) 10/20/27	850,000	879,435
•SS&C European Holdings SARL 7.18% (SOFR CME01M + 1.75%) 4/16/25	567,825	567,394
•SS&C Technologies, Inc. 7.18% (SOFR CME01M + 1.75%) 4/16/25	601,332	600,874
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Standard Industries, Inc. 7.94% (SOFR CME01M + 2.50%) 9/22/28	1,774,838	$1,773,471
•Ultimate Software Group, Inc. 8.62% (SOFR CME03M + 3.25%) 5/4/26	1,339,549	1,334,673
Total Loan Agreements (Cost $36,455,294)		36,258,848
NON-AGENCY ASSET-BACKED SECURITIES–8.94%
•Allegro CLO VIII Ltd. Series 2018-2A A 6.67% (TSFR03M + 1.36%) 7/15/31	500,000	498,750
•Apex Credit CLO Ltd. Series 2018-1A A2 6.64% (TSFR03M + 1.29%) 4/25/31	500,000	496,652
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.70% (TSFR03M + 1.37%) 7/20/31	950,000	946,614
•BMW Vehicle Owner Trust Series 2023-A A2B 5.75% (SOFR30A + 0.43%) 4/27/26	6,000,000	5,997,673
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.68% (TSFR03M + 1.31%) 5/15/31	1,964,189	1,957,151
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	1,280,000	1,276,824
Dell Equipment Finance Trust Series 2022-1 A2 2.11% 8/23/27	475,849	475,065
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	4,959,476	4,794,690
Series 2022-4 A2 5.76% 10/22/29	4,891,086	4,875,948
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,764,471
Hyundai Auto Receivables Trust
Series 2022-A A2A 1.81% 2/18/25	696,407	693,756
•Series 2023-B A2B 5.79% (SOFR30A + 0.48%) 5/15/26	6,000,000	5,998,520
•ICG US CLO Ltd. Series 2014-1A A1A2 6.79% (TSFR03M + 1.46%) 10/20/34	2,000,000	1,964,680
John Deere Owner Trust Series 2022-A A2 1.90% 11/15/24	235,443	235,093
•Marathon CLO Ltd. Series 2021-16A A1A 6.77% (TSFR03M + 1.46%) 4/15/34	2,000,000	1,969,610
LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Midocean Credit CLO IX Series 2018-9A A1 6.74% (TSFR03M + 1.41%) 7/20/31	2,000,000	$1,995,962
•MKS CLO Ltd. Series 2017-2A A 6.78% (TSFR03M + 1.45%) 1/20/31	2,655,537	2,651,381
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.98% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,727,150
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	4,000,000	3,884,201
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.72% (TSFR03M + 1.37%) 4/25/31	474,082	472,565
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 6.79% (TSFR03M + 1.44%) 10/26/31	2,000,000	1,995,092
•Steele Creek CLO Ltd. Series 2017-1A A 6.82% (TSFR03M + 1.51%) 10/15/30	1,406,502	1,402,976
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	577,023	575,584
•Trillium Credit Card Trust II Series 2021-2A A 5.53% (SOFR30A + 0.22%) 10/26/26	10,000,000	9,998,187
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.70% (TSFR03M + 1.39%) 4/15/34	1,500,000	1,471,552
•World Omni Auto Receivables Trust Series 2023-C A2B 5.72% (SOFR30A + 0.41%) 12/15/26	6,000,000	5,997,076
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.01% (TSFR03M + 1.68%) 10/20/34	3,000,000	2,970,447
Total Non-Agency Asset-Backed Securities (Cost $70,650,326)		70,087,670
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.18%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,291,543
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,581,975
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,273,267
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,297,758
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,295,761
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,659,935
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	$1,928,147
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,273,391
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	3,848,230
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	6,716,824
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,089,024
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,439,722
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,563,105
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	6,881,063
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $82,026,636)		64,139,745
ΔREGIONAL BOND–1.01%
Canada—1.01%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	7,959,492
		7,959,492
Total Regional Bond (Cost $8,493,248)		7,959,492
ΔSOVEREIGN BONDS–5.45%
Australia—0.49%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,864,551
		3,864,551
Canada—3.26%
OMERS Finance Trust
1.10% 3/26/26	5,000,000	4,516,057
2.50% 5/2/24	4,335,000	4,254,171
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,319,750
Province of Manitoba 4.30% 7/27/33	8,000,000	7,526,382
		25,616,360
Japan—0.97%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,733,306
Japan Bank for International Cooperation 3.38% 10/31/23	2,586,000	2,581,268
LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	$2,277,422
		7,591,996
Sweden—0.73%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,700,227
		5,700,227
Total Sovereign Bonds (Cost $45,255,315)		42,773,134
SUPRANATIONAL BANKS–8.37%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,332,264
European Investment Bank 2.75% 8/15/25	6,000,000	5,744,221
•Inter-American Development Bank
5.54% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,991,869
5.64% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,935,100
5.70% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,929,095
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,829,053
•International Bank for Reconstruction & Development
5.52% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,972,379
5.63% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,960,296
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•International Bank for Reconstruction & Development (continued)
5.71% (SOFRINDX + 0.37%) 2/11/31	10,000,000	$9,921,800
Total Supranational Banks (Cost $66,482,645)		65,616,077
U.S. TREASURY OBLIGATIONS–22.15%
•U.S. Treasury Floating Rate Notes
5.53% 7/31/25 (USBMMY3M + 0.13%)	117,480,000	117,374,530
5.57% 4/30/25 (USBMMY3M + 0.17%)	53,785,000	53,807,962
U.S. Treasury Notes
3.88% 8/15/33	905,000	855,083
4.00% 7/31/30	440,000	423,844
4.13% 8/31/30	755,000	732,822
4.63% 9/30/28	525,000	525,164
Total U.S. Treasury Obligations (Cost $173,760,643)		173,719,405

	Number of Shares
MONEY MARKET FUND–1.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	14,912,975	14,912,975
Total Money Market Fund (Cost $14,912,975)		14,912,975

TOTAL INVESTMENTS–98.74% (Cost $809,399,040)	774,534,687

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.26%	9,878,953
NET ASSETS APPLICABLE TO 78,292,502 SHARES OUTSTANDING–100.00%	$784,413,640

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
ΔSecurities have been classified by country of origin.
LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(85)	U.S. Treasury 10 yr Notes	$(9,185,313)	$(9,355,204)	12/19/23	$169,891	$—
(155)	U.S. Treasury 10 yr Ultra Notes	(17,292,187)	(17,787,262)	12/19/23	495,075	—
(71)	U.S. Treasury 5 yr Notes	(7,480,516)	(7,546,379)	12/29/23	65,863	—
Total Futures Contracts					$730,829	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Semiannually/Quarterly)	31,005,000	0.48%	(5.31%)[3]	10/5/30	$8,393,565	$—	$8,393,565	$—
10 yr IRS-(Annually)	2,875,000	3.35%	(5.31%)[4]	2/10/33	236,791	—	236,791	—
10 yr IRS-(Annually)	5,375,000	3.48%	(5.31%)[4]	6/13/33	369,394	—	369,394	—
2 yr IRS-(Annually)	21,760,000	2.87%	(5.31%)[4]	8/2/24	554,897	—	554,897	—
2 yr IRS-(Annually)	38,010,000	4.69%	(5.31%)[4]	10/24/24	278,164	—	278,164	—
2 yr IRS-(Annually)	12,620,000	4.42%	(5.31%)[4]	1/3/25	188,319	—	188,319	—
2 yr IRS-(Annually)	20,555,000	4.48%	(5.31%)[4]	6/13/25	264,072	—	264,072	—
3 yr IRS-(Annually/Semiannually)	9,310,000	1.58%	(5.31%)[4]	2/22/25	659,136	—	659,136	—
3 yr IRS-(Annually)	17,655,000	2.81%	(5.31%)[4]	8/8/25	758,022	—	758,022	—
5 yr IRS-(Annually)	19,545,000	0.09%	(5.31%)[4]	8/24/25	1,834,880	—	1,834,880	—
5 yr IRS-(Annually)	19,825,000	0.72%	(5.31%)[4]	3/25/26	2,327,883	—	2,327,883	—
5 yr IRS-(Annually/Semiannually)	5,700,000	1.65%	(5.31%)[4]	2/22/27	637,734	—	637,734	—
5 yr IRS-(Annually)	18,885,000	2.65%	(5.31%)[4]	5/13/27	1,357,231	—	1,357,231	—
5 yr IRS-(Annually)	18,720,000	2.68%	(5.31%)[4]	5/19/27	1,325,866	—	1,325,866	—
5 yr IRS-(Annually)	28,600,000	3.91%	(5.31%)[4]	2/27/28	792,637	—	792,637	—
5 yr IRS-(Annually)	18,405,000	3.53%	(5.31%)[4]	5/26/28	790,696	—	790,696	—
5 yr IRS-(Annually)	3,605,000	3.68%	(5.31%)[4]	6/13/28	128,035	—	128,035	—
7 yr IRS-(Annually)	9,500,000	0.28%	(5.31%)[4]	10/5/27	1,858,341	—	1,858,341	—
7 yr IRS-(Annually)	18,415,000	2.42%	(5.31%)[4]	8/2/29	1,903,474	—	1,903,474	—
Total IRS Contracts						$—	$24,659,137	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,440,918	$—	$1,440,918
Agency Mortgage-Backed Securities	—	57,800,315	—	57,800,315
Agency Obligations	—	20,666,298	—	20,666,298
Corporate Bonds	—	219,159,810	—	219,159,810
Loan Agreements	—	36,258,848	—	36,258,848
Non-Agency Asset-Backed Securities	—	70,087,670	—	70,087,670
Non-Agency Commercial Mortgage-Backed Securities	—	64,139,745	—	64,139,745
Regional Bond	—	7,959,492	—	7,959,492
Sovereign Bonds	—	42,773,134	—	42,773,134
Supranational Banks	—	65,616,077	—	65,616,077
U.S. Treasury Obligations	—	173,719,405	—	173,719,405
Money Market Fund	14,912,975	—	—	14,912,975
Total Investments	$14,912,975	$759,621,712	$—	$774,534,687
Derivatives:

Assets:
Futures Contracts	$730,829	$—	$—	$730,829
Swap Contracts	$—	$24,659,137	$—	$24,659,137
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–11